UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason, Inc.
Address: 100 International Drive
         Baltimore, MD  21202

13F File Number:  28-1700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Merchant
Title:     General Counsel
Phone:     410-454-4415

Signature, Place, and Date of Signing:

     Thomas Merchant     Baltimore, MD     May 15, 2013


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-2204            Brandywine Global Investment Management, LLC
       28-1701            Legg Mason Capital Management, Inc.
       28-6397            Legg Mason Investment Counsel & Trust Co, NA
       28-6399            LMM, LLC
       28-10245           Western Asset Management Company
       28-6251            Legg Mason International Equities
       28-11345           Legg Mason Investment Counsel, LLC
       28-11611           ClearBridge Investments, LLC
       28-11198           Legg Mason Asset Management (Japan) Co. Ltd
       28-13247           ClearBridge Global Currents Investment Management, LLC
       28-3428            Private Capital Management, L.P.
       28-3780            Royce & Associates, LLC
       28-0377            Batterymarch Financial Management, Inc.
       28-14027           Permal Asset Management Inc.
       28-                Legg Mason Global Asset Allocation, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $20,539 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           Miscellaneous

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     1289    16960 SH       DEFINED 1               16960        0        0
ANADARKO PETE CORP             COM              032511107      473     5400 SH       DEFINED 1                5400        0        0
APACHE CORP                    COM              037411105      442     5717 SH       DEFINED 1                5717        0        0
ARCH CAP GROUP LTD             ORD              G0450A105      984    18700 SH       DEFINED 1               18700        0        0
CAMPBELL SOUP CO               COM              134429109      763    16800 SH       DEFINED 1               16800        0        0
CAPITAL ONE FINL CORP          COM              14040H105      661    12025 SH       DEFINED 1               12025        0        0
CHEVRON CORP NEW               COM              166764100      851     7162 SH       DEFINED 1                7162        0        0
CINTAS CORP                    COM              172908105      415     9400 SH       DEFINED 1                9400        0        0
CONOCOPHILLIPS                 COM              20825C104      589     9800 SH       DEFINED 1                9800        0        0
CORNING INC                    COM              219350105      694    52061 SH       DEFINED 1               52061        0        0
CSX CORP                       COM              126408103      459    18600 SH       DEFINED 1               18600        0        0
CVS CAREMARK CORPORATION       COM              126650100      462     8384 SH       DEFINED 1                8384        0        0
DANA HLDG CORP                 COM              235825205      500    28000 SH       DEFINED 1               28000        0        0
EMCOR GROUP INC                COM              29084Q100      493    11628 SH       DEFINED 1               11628        0        0
EXELON CORP                    COM              30161N101      400    11600 SH       DEFINED 1               11600        0        0
FLUOR CORP NEW                 COM              343412102     1113    16768 SH       DEFINED 1               16768        0        0
GENERAL MTRS CO                COM              37045V100      889    31937 SH       DEFINED 1               31937        0        0
GOOGLE INC                     CL A             38259P508      903     1136 SH       DEFINED 1                1136        0        0
HCC INS HLDGS INC              COM              404132102      484    11500 SH       DEFINED 1               11500        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106      469    26300 SH       DEFINED 1               26300        0        0
LILLY ELI & CO                 COM              532457108      517     9100 SH       DEFINED 1                9100        0        0
METLIFE INC                    COM              59156R108      841    22095 SH       DEFINED 1               22095        0        0
NEWELL RUBBERMAID INC          COM              651229106      974    37283 SH       DEFINED 1               37283        0        0
NEWS CORP                      CL B             65248E203     1418    46096 SH       DEFINED 1               46096        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     1092    79264 SH       DEFINED 1               79264        0        0
PEPSICO INC                    COM              713448108      887    11200 SH       DEFINED 1               11200        0        0
PHILIP MORRIS INTL INC         COM              718172109      390     4200 SH       DEFINED 1                4200        0        0
VULCAN MATLS CO                COM              929160109      435     8400 SH       DEFINED 1                8400        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105      652    16500 SH       DEFINED 1               16500        0        0